CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS EQUITY (Parenthetical) $ in Thousands	9 Months Ended
Mar. 31, 2016 USD ($)
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 7,024